CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows provided by (used in)
Loss and comprehensive loss	$ (4,994,178)	$ (3,708,887)
ITEMS NOT AFFECTING CASH
Depreciation	167,894	103,261
Finance costs	37,696	25,620
Flow-through premium recovery	(759,525)	(897,283)
Unrealized loss (gain) on marketable securities	694,320	(367,440)
Share-based payments	1,547,703	1,240,229
ITEMS NOT AFFECTING CASH	1,688,088	104,387
Change in non-cash working capital items	(38,264)	(264,989)
OPERATING ACTIVITIES	(3,344,354)	(3,869,489)
FINANCING ACTIVITIES
Private placement proceeds	0	33,634,423
Private placement issuance costs	0	(1,560,618)
Exercise of stock options	133,165	1,348,500
Lease payments	(209,062)	(108,610)
FINANCING ACTIVITIES	(75,897)	33,313,695
INVESTING ACTIVITIES
Purchase of short-term investments	(5,000,000)	(16,000,000)
Mineral property expenditures	(20,647,152)	(11,403,186)
Right of use asset	(279,540)	0
INVESTING ACTIVITIES	(25,926,692)	(27,403,186)
CHANGE IN CASH AND CASH EQUIVALENTS	(29,346,943)	2,041,020
Cash and cash equivalents - Beginning	30,688,210	28,647,190
CASH AND CASH EQUIVALENTS - ENDING	$ 1,341,267	$ 30,688,210